Cost of Revenues - Summary of Cost of Revenues (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Revenue sharing fees	¥ 1,031,903		¥ 850,167	¥ 527,128
Salary and welfare benefits	41,159		29,072	11,750
Payment handling costs	22,692		15,573	7,219
Bandwidth costs	11,226		5,702	3,490
Share-based compensation expense	50,741	$ 7,777	0	0
Others	12,909		9,641	16,047
Total	1,134,678	173,897	910,155	565,634
Cost of revenues [Member]
Share-based compensation expense	¥ 14,789	$ 2,267	¥ 0	¥ 0